FINANCING AND LOANS - GUARANTEES (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
FINANCING AND LOANS
Value of Financing	R$ 59,747,103	R$ 51,269,042
Outstanding Balance	54,943,632
Balance Guaranteed by Eletrobras	549,436	R$ 512,690	R$ 487,912
Corporate
FINANCING AND LOANS
Value of Financing	32,328,539
Outstanding Balance	23,773,247
Balance Guaranteed by Eletrobras	R$ 237,732
Angra III | Borrowings from BNDES bank for Angra III project for Eletronuclear
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 6,181,048
Outstanding Balance	3,573,464
Balance Guaranteed by Eletrobras	R$ 35,735
Angra III | Borrowings From CEF bank for Angra III project for Eletronuclear
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 3,800,000
Outstanding Balance	3,291,473
Balance Guaranteed by Eletrobras	R$ 32,915
AMAZONAS | Borrowings 1 from Debt Petrobras/BR bank for Amazonas project for Amazonas
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 3,624,282
Outstanding Balance	3,371,925
Balance Guaranteed by Eletrobras	R$ 33,719
AMAZONAS | Borrowings 2 from Debt Petrobras/BR bank for Amazonas project for Amazonas
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 2,713,816
Outstanding Balance	2,110,746
Balance Guaranteed by Eletrobras	R$ 21,107
AMAZONAS | Borrowings 3 from Debt Petrobras/BR bank for Amazonas project for Amazonas
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 1,615,230
Outstanding Balance	1,256,290
Balance Guaranteed by Eletrobras	R$ 12,563
AMAZONAS | Borrowings 4 from Debt Petrobras/BR bank for Amazonas project for Amazonas
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 1,261,523
Outstanding Balance	1,179,476
Balance Guaranteed by Eletrobras	R$ 11,795
AMAZONAS | Borrowings 5 from Debt Petrobras/BR bank for Amazonas project for Amazonas
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 629,795
Outstanding Balance	588,834
Balance Guaranteed by Eletrobras	R$ 5,888
HPP Simplcio | Borrowings from BNDES bank for HPP Simplicio project for Furnas
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 1,034,410
Outstanding Balance	521,390
Balance Guaranteed by Eletrobras	R$ 5,214
SEVERAL | Borrowings from Banco Do Brasil Bank for SEVERAL project for Furnas
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 750,000
Outstanding Balance	759,812
Balance Guaranteed by Eletrobras	R$ 7,598
Corporate Projects Chesf 3 | Borrowings from BNDES bank for Chesf 3 Corporate Projects for Chesf
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 727,560
Outstanding Balance	327,005
Balance Guaranteed by Eletrobras	R$ 3,270
Corporate Projects Eletrosul 3 | Borrowings from FIDCDI bank for Corporate Projects Eletrosul 3 for Eletrosul
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 690,000
Outstanding Balance	691,346
Balance Guaranteed by Eletrobras	R$ 6,913
Energy Transmission Station | Borrowings from BNDES bank for Energy Transmission Station project for Eletronorte
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 505,477
Outstanding Balance	330,014
Balance Guaranteed by Eletrobras	R$ 3,300
Energy Transmission Station | Borrowings from BASA bank for Energy Transmission Station project for Eletronorte one
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 221,789
Outstanding Balance	201,754
Balance Guaranteed by Eletrobras	R$ 2,018
Energy Transmission Station | Borrowings from BASA bank for Energy Transmission Station project for Eletronorte two
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 221,789
Outstanding Balance	181,866
Balance Guaranteed by Eletrobras	R$ 1,819
Corporate Projects Chesf 1 | Borrowings from Banco do Brasil bank for Chesf 1 Corporate Projects for Chesf
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 500,000
Outstanding Balance	120,733
Balance Guaranteed by Eletrobras	R$ 1,207
Corporate Projects Chesf 4 | Borrowings from BNDES bank for Chesf 4 Corporate Projects for Chesf
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 475,454
Outstanding Balance	179,662
Balance Guaranteed by Eletrobras	R$ 1,797
20122014 Investment Plan | Borrowings from BNDES bank for 2012-2014 Investment Plan project for Furnas
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 441,296
Outstanding Balance	191,526
Balance Guaranteed by Eletrobras	R$ 1,915
HPP Furnas and HPP Luiz Carlos Barreto de Carvalho | Borrowings from IADB bank for HPP Furnas and HPP Luiz Carlos Barreto de Carvalho project for Furnas
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 427,511
Outstanding Balance	380,832
Balance Guaranteed by Eletrobras	R$ 3,808
Reinforcement of the Working Capital Structure 2 | Borrowings from Banco do Brasil bank for Reinforcement of the Working Capital Structure 2 project for Eletronorte
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 405,262
Outstanding Balance	405,262
Balance Guaranteed by Eletrobras	R$ 4,053
Corporate Projects Chesf 2 | Borrowings from CEF bank for Chesf 2 Corporate Projects for Chesf
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 400,000
Outstanding Balance	50,332
Balance Guaranteed by Eletrobras	R$ 503
Corporate Financing | Borrowings from Banco do Brasil bank for Corporate Financing project for Furnas
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 400,000
Outstanding Balance	260,219
Balance Guaranteed by Eletrobras	R$ 2,602
Implementation of PAR and PMIS | Borrowings from BNDES bank for Implementation of PAR and PMIS project for Eletronorte
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 361,575
Outstanding Balance	232,677
Balance Guaranteed by Eletrobras	R$ 2,327
Belo Monte Transmissora de Energia | Borrowings from State Grid Brazil S.A. bank for Belo Monte Transmissora de Energia S.A. project for Eletronorte
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 294,700
Outstanding Balance	386,368
Balance Guaranteed by Eletrobras	R$ 3,864
Belo Monte Transmissora de Energia | Borrowings from State Grid Brazil S.A. bank for Belo Monte Transmissora de Energia S.A. project for Furnas
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 294,700
Outstanding Balance	386,371
Balance Guaranteed by Eletrobras	R$ 3,864
Belo Monte Transmissora de Energia | Borrowings From BNDES For Belo Monte Transmissora De Energia S.a. Project For Eletronorte
FINANCING AND LOANS
Company Stake	24.50%
Value of Financing	R$ 412,825
Outstanding Balance	452,913
Balance Guaranteed by Eletrobras	R$ 4,529
Belo Monte Transmissora de Energia | Borrowings From BNDES for Belo Monte Transmissora De Energia S.a. Project for Furnas
FINANCING AND LOANS
Company Stake	24.50%
Value of Financing	R$ 412,825
Outstanding Balance	452,913
Balance Guaranteed by Eletrobras	R$ 4,529
Belo Monte Transmissora de Energia | Borrowings from BNDES bank for Belo Monte Transmissora de Energia S. A. project for Eletronorte two
FINANCING AND LOANS
Company Stake	24.50%
Value of Financing	R$ 214,375
Outstanding Balance	240,122
Balance Guaranteed by Eletrobras	R$ 2,401
Belo Monte Transmissora de Energia | Borrowings from BNDES bank for Belo Monte Transmissora de Energia S. A. project for Furnas two
FINANCING AND LOANS
Company Stake	24.50%
Value of Financing	R$ 214,375
Outstanding Balance	240,122
Balance Guaranteed by Eletrobras	R$ 2,401
Belo Monte Transmissora de Energia | Borrowings from Issuance of Debentures for Belo Monte Transmissora De Energia for Eletronorte
FINANCING AND LOANS
Company Stake	24.50%
Value of Financing	R$ 142,100
Outstanding Balance	153,576
Balance Guaranteed by Eletrobras	R$ 1,536
Belo Monte Transmissora de Energia | Borrowings from Issuance of Debentures for Belo Monte Transmissora de Energia project for Furnas
FINANCING AND LOANS
Company Stake	24.50%
Value of Financing	R$ 142,100
Outstanding Balance	153,576
Balance Guaranteed by Eletrobras	R$ 1,536
Porto Velho Transmissora de Energia | Borrowings from BNDES bank for Porto Velho Transmissora de Energia project for Eletronorte
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 283,411
Outstanding Balance	205,417
Balance Guaranteed by Eletrobras	R$ 2,054
Complexo Eolico Livramento - Entorno II | Borrowings from KFW bank for Complexo Eolico Livramento - Entorno II project for Eletrosul
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 282,083
Outstanding Balance	282,967
Balance Guaranteed by Eletrobras	R$ 2,830
Innovation Projects | Borrowings from FINEP bank for Innovation Projects for Furnas
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 268,503
Outstanding Balance	115,898
Balance Guaranteed by Eletrobras	R$ 1,159
Corporate Projects Eletrosul | Borrowings from Banco do Brasil bank for Eletrosul Corporate Projects for Eletrosul
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 250,000
Outstanding Balance	139,243
Balance Guaranteed by Eletrobras	R$ 1,392
HPP Batalha | Borrowings from BNDES bank for HPP Batalha project for Furnas
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 224,000
Outstanding Balance	119,414
Balance Guaranteed by Eletrobras	R$ 1,194
Cerro Chato I, II and III | Borrowings from Banco do Brasil bank for Cerro Chato I, II and III project for Eletrosul
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 223,419
Outstanding Balance	44,314
Balance Guaranteed by Eletrobras	R$ 443
Rolagem BASA 2008 | Borrowings from Banco do Brasil bank for Rolagem BASA 2008 project for Furnas
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 208,312
Outstanding Balance	208,379
Balance Guaranteed by Eletrobras	R$ 2,084
HPP Sao Domingos | Borrowings from BNDES bank for HPP Sao Domingos project for Eletrosul
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 207,000
Outstanding Balance	131,647
Balance Guaranteed by Eletrobras	R$ 1,316
Corporate Projects Chesf 5 | Borrowings from CEF bank for Chesf 5 Corporate Projects for Chesf
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 200,000
Outstanding Balance	138,338
Balance Guaranteed by Eletrobras	R$ 1,383
Linha Verde Transmissora de Energia S.A. | Borrowings from BASA bank for Linha Verde Transmissora project for Eletronorte
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 185,000
Outstanding Balance	180,476
Balance Guaranteed by Eletrobras	R$ 1,805
HPP Passo Sao Joao | Borrowings from BNDES bank for HPP Passo de Sao Joao project for Eletrosul
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 183,330
Outstanding Balance	102,915
Balance Guaranteed by Eletrobras	R$ 1,029
HPP Passo Sao Joao | Borrowings from BNDES bank for HPP Passo de Sao Joao project for Eletrosul two
FINANCING AND LOANS
Company Stake	78.00%
Value of Financing	R$ 14,750
Outstanding Balance	8,505
Balance Guaranteed by Eletrobras	R$ 85
HPP Mau | Borrowings from BNDES bank for HPP Maua project for Eletrosul
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 182,417
Outstanding Balance	115,490
Balance Guaranteed by Eletrobras	R$ 1,155
HPP Mau | Borrowings from BNDES/Banco do Brasil bank for HPP Maua project for Eletrosul
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 182,417
Outstanding Balance	115,503
Balance Guaranteed by Eletrobras	R$ 1,155
Eolicas Casa Nova II and III | Borrowings from BNB bank for Eolicas Casa Nova II and III project for Chesf
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 158,420
Outstanding Balance	137,237
Balance Guaranteed by Eletrobras	R$ 1,372
Rio Branco Transmissora | Borrowings from BNDES bank for Rio Branco Transmissora project for Eletronorte
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 138,000
Outstanding Balance	89,607
Balance Guaranteed by Eletrobras	R$ 896
Complexo Sao Bernardo | Borrowings from KfW bank for Complexo Sao Bernardo project for Eletrosul one
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 136,064
Outstanding Balance	187,118
Balance Guaranteed by Eletrobras	R$ 1,871
RS Energia | Borrowings from BNDES bank for RS Energia project for Eletrosul
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 126,221
Outstanding Balance	30,639
Balance Guaranteed by Eletrobras	R$ 306
RS Energia | Borrowings from BNDES bank for RS Energia project for Eletrosul two
FINANCING AND LOANS
Company Stake	24.72%
Value of Financing	R$ 41,898
Outstanding Balance	25,652
Balance Guaranteed by Eletrobras	R$ 257
RS Energia | Borrowings from BNDES bank for RS Energia project for Eletrosul three
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 12,000
Outstanding Balance	6,564
Balance Guaranteed by Eletrobras	R$ 66
RS Energia | Borrowings from BNDES bank for RS Energia project for Eletrosul four
FINANCING AND LOANS
Company Stake	24.72%
Value of Financing	R$ 9,413
Outstanding Balance	6,340
Balance Guaranteed by Eletrobras	R$ 63
SC Energia | Borrowings from BNDES bank for SC Energia project for Eletrosul one
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 103,180
Outstanding Balance	4,312
Balance Guaranteed by Eletrobras	R$ 43
SC Energia | Borrowings from BNDES bank for SC Energia project for Eletrosul two
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 67,017
Outstanding Balance	13,244
Balance Guaranteed by Eletrobras	R$ 132
SC Energia | Borrowings from BNDES/Banco do Brasil bank for SC Energia project for Eletrosul
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 50,000
Outstanding Balance	2,157
Balance Guaranteed by Eletrobras	R$ 22
SC Energia | Borrowings from BNDES/BDRE bank for SC Energia project for Eletrosul
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 50,000
Outstanding Balance	2,151
Balance Guaranteed by Eletrobras	R$ 22
Corporate Project | Borrowings from CEF bank for Corporate Project for Cepisa
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 94,906
Outstanding Balance	40,326
Balance Guaranteed by Eletrobras	R$ 403
Ribeiro Gonc/Balsas | Borrowings from BNB bank for Ribeiro Gonc./Balsas project for Eletronorte
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 70,000
Outstanding Balance	48,611
Balance Guaranteed by Eletrobras	R$ 486
HPP Baguari | Borrowings from BNDES bank for HPP Baguari project for Furnas
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 60,153
Outstanding Balance	29,074
Balance Guaranteed by Eletrobras	R$ 291
Corporate Project Furnas 1 | Borrowings from Banco Do Brasil Bank for Corporate Project For Furnas 1
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 50,000
Outstanding Balance	50,017
Balance Guaranteed by Eletrobras	R$ 500
Miranda II | Borrowings from BNDES bank for Miranda II project for Eletronorte
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 47,531
Outstanding Balance	12,571
Balance Guaranteed by Eletrobras	R$ 126
Expansion of Lechuga Substation | Borrowings from BNDES bank for Expansion of Lechuga Substation project for Eletronorte
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 35,011
Outstanding Balance	19,978
Balance Guaranteed by Eletrobras	R$ 200
Corporate Project Furnas 2 | Borrowings from Banco Do Brasil Bank for Corporate Project For Furnas 2
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 35,000
Outstanding Balance	35,012
Balance Guaranteed by Eletrobras	R$ 350
Subestao Miramar/ Tucuru | Borrowings from BNDES bank for Miramar/Tucurui Substation project for Eletronorte
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 31,000
Outstanding Balance	16,998
Balance Guaranteed by Eletrobras	R$ 170
Complexo So Bernardo | Borrowings from KfW bank for Complexo Sao Bernardo project for Eletrosul two
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 29,854
Outstanding Balance	57,572
Balance Guaranteed by Eletrobras	R$ 576
Expansion of Sul de Transmissao System | Borrowings from BNDES bank for Expansion of Sul de Transmissao System project for Eletrosul
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 29,074
Outstanding Balance	23,292
Balance Guaranteed by Eletrobras	R$ 233
Lechuga/J. Teixeira | Borrowings from BASA bank for Lechuga/J. Teixeira project for Eletronorte
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 25,720
Outstanding Balance	16,322
Balance Guaranteed by Eletrobras	R$ 163
Brazil-Uruguay Interconnection | Borrowings from BNDES for Brazil x Uruguay Interconnection for Eletrosul
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 21,827
Outstanding Balance	17,486
Balance Guaranteed by Eletrobras	R$ 175
Sao Luis II and III | Borrowings from BNDES bank for Sao Luis II and III project for Eletronorte-13556545
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 13,653
Outstanding Balance	5,978
Balance Guaranteed by Eletrobras	R$ 60
Corporate Project Ceal | Borrowings from Banco IBM S/A bank for Ceal Corporate Project for Ceal
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 10,736
Outstanding Balance	2,033
Balance Guaranteed by Eletrobras	R$ 20
Nobres Substation | Borrowings from BNDES bank for Nobres Substation project for Eletronorte
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 10,000
Outstanding Balance	5,073
Balance Guaranteed by Eletrobras	51
SPE
FINANCING AND LOANS
Value of Financing	27,418,564
Outstanding Balance	31,170,385
Balance Guaranteed by Eletrobras	R$ 311,704
Norte Energia | Borrowings from BNDES bank for Norte Energia project for Eletronorte
FINANCING AND LOANS
Company Stake	19.98%
Value of Financing	R$ 2,697,300
Outstanding Balance	3,248,366
Balance Guaranteed by Eletrobras	R$ 32,484
Norte Energia | Borrowings from BNDES bank for Norte Energia project for Chesf
FINANCING AND LOANS
Company Stake	15.00%
Value of Financing	R$ 2,025,000
Outstanding Balance	2,438,713
Balance Guaranteed by Eletrobras	R$ 24,387
Norte Energia | Borrowings from BNDES bank for Norte Energia project for Eletrobras
FINANCING AND LOANS
Company Stake	15.00%
Value of Financing	R$ 2,025,000
Outstanding Balance	2,438,713
Balance Guaranteed by Eletrobras	R$ 24,387
Norte Energia | Borrowings from CEF bank for Norte Energia project for Eletronorte
FINANCING AND LOANS
Company Stake	19.98%
Value of Financing	R$ 1,398,600
Outstanding Balance	1,798,252
Balance Guaranteed by Eletrobras	R$ 17,983
Norte Energia | Borrowings from CEF bank for Norte Energia project for Chesf
FINANCING AND LOANS
Company Stake	15.00%
Value of Financing	R$ 1,050,000
Outstanding Balance	1,350,039
Balance Guaranteed by Eletrobras	R$ 13,500
Norte Energia | Borrowings from CEF bank for Norte Energia project for Eletrobras
FINANCING AND LOANS
Company Stake	15.00%
Value of Financing	R$ 1,050,000
Outstanding Balance	1,350,039
Balance Guaranteed by Eletrobras	R$ 13,500
Norte Energia | Borrowings from BTG Pactual bank for Norte Energia project for Eletronorte
FINANCING AND LOANS
Company Stake	19.98%
Value of Financing	R$ 399,600
Outstanding Balance	513,786
Balance Guaranteed by Eletrobras	R$ 5,138
Norte Energia | Borrowings from BTG Pactual bank for Norte Energia project for Eletrobras
FINANCING AND LOANS
Company Stake	15.00%
Value of Financing	R$ 300,000
Outstanding Balance	385,726
Balance Guaranteed by Eletrobras	R$ 3,857
Norte Energia | Borrowings from BTG Pactual bank for Norte Energia project for Chesf
FINANCING AND LOANS
Company Stake	15.00%
Value of Financing	R$ 300,000
Outstanding Balance	385,726
Balance Guaranteed by Eletrobras	R$ 3,857
Norte Energia | Borrowings from Contract for Norte Energia project for Eletrobras
FINANCING AND LOANS
Company Stake	15.00%
Value of Financing	R$ 23,835
Outstanding Balance	23,835
Balance Guaranteed by Eletrobras	R$ 238
HPP Santo Antonio (Mesa) | Borrowings 1 from BNDES bank for HPP Santo Antonio project for Furnas
FINANCING AND LOANS
Company Stake	42.46%
Value of Financing	R$ 1,313,112
Outstanding Balance	1,533,118
Balance Guaranteed by Eletrobras	R$ 15,331
HPP Santo Antonio (Mesa) | Borrowings 2 from BNDES bank for HPP Santo Antonio project for Furnas
FINANCING AND LOANS
Company Stake	42.46%
Value of Financing	R$ 1,291,882
Outstanding Balance	1,582,769
Balance Guaranteed by Eletrobras	R$ 15,828
HPP Santo Antonio (Mesa) | Borrowings 3 from BNDES bank for HPP Santo Antonio Project For Furnas
FINANCING AND LOANS
Company Stake	39.00%
Value of Financing	R$ 388,050
Outstanding Balance	457,248
Balance Guaranteed by Eletrobras	R$ 4,572
HPP Santo Antonio (Mesa) | Borrowings 4 from BNDES bank for HPP Santo Antonio Project For Furnas
FINANCING AND LOANS
Company Stake	39.00%
Value of Financing	R$ 388,050
Outstanding Balance	468,290
Balance Guaranteed by Eletrobras	R$ 4,683
HPP Santo Antonio (Mesa) | Borrowings 1 from Issuance of Debentures for HPP Santo Antonio project for Furnas
FINANCING AND LOANS
Company Stake	39.00%
Value of Financing	R$ 273,000
Outstanding Balance	362,098
Balance Guaranteed by Eletrobras	R$ 3,621
HPP Santo Antonio (Mesa) | Borrowings from BASA bank for HPP Santo Antonio project for Furnas
FINANCING AND LOANS
Company Stake	42.46%
Value of Financing	R$ 213,752
Outstanding Balance	238,800
Balance Guaranteed by Eletrobras	R$ 2,388
HPP Santo Antonio (Mesa) | Borrowings 2 from Issuance of Debentures for HPP Santo Antonio project for Furnas
FINANCING AND LOANS
Company Stake	39.00%
Value of Financing	R$ 163,800
Outstanding Balance	220,691
Balance Guaranteed by Eletrobras	R$ 2,207
ESBR | Borrowings from BNDES bank for ESBR project for Eletrosul one
FINANCING AND LOANS
Company Stake	20.00%
Value of Financing	R$ 727,000
Outstanding Balance	843,710
Balance Guaranteed by Eletrobras	R$ 8,437
ESBR | Borrowings from BNDES bank for ESBR project for Chesf one
FINANCING AND LOANS
Company Stake	20.00%
Value of Financing	R$ 727,000
Outstanding Balance	843,710
Balance Guaranteed by Eletrobras	R$ 8,437
ESBR | Borrowings from BNDES bank for ESBR project for Eletrosul two
FINANCING AND LOANS
Company Stake	20.00%
Value of Financing	R$ 717,000
Outstanding Balance	861,026
Balance Guaranteed by Eletrobras	R$ 8,610
ESBR | Borrowings from BNDES bank for ESBR project for Chesf two
FINANCING AND LOANS
Company Stake	20.00%
Value of Financing	R$ 717,000
Outstanding Balance	861,026
Balance Guaranteed by Eletrobras	R$ 8,610
ESBR | Borrowings from BNDES bank for ESBR project for Eletrosul three
FINANCING AND LOANS
Company Stake	20.00%
Value of Financing	R$ 232,500
Outstanding Balance	240,105
Balance Guaranteed by Eletrobras	R$ 2,401
ESBR | Borrowings from BNDES bank for ESBR project for Eletrosul four
FINANCING AND LOANS
Company Stake	20.00%
Value of Financing	R$ 232,500
Outstanding Balance	233,774
Balance Guaranteed by Eletrobras	R$ 2,338
ESBR | Borrowings from BNDES bank for ESBR project for Chesf three
FINANCING AND LOANS
Company Stake	20.00%
Value of Financing	R$ 232,500
Outstanding Balance	240,105
Balance Guaranteed by Eletrobras	R$ 2,401
ESBR | Borrowings from BNDES bank for ESBR project for Chesf four
FINANCING AND LOANS
Company Stake	20.00%
Value of Financing	R$ 232,500
Outstanding Balance	233,774
Balance Guaranteed by Eletrobras	R$ 2,338
Norte Brasil Transmissora | Borrowings from BNDES bank for Norte Brasil Transmissora project for Eletronorte
FINANCING AND LOANS
Company Stake	49.00%
Value of Financing	R$ 514,500
Outstanding Balance	394,698
Balance Guaranteed by Eletrobras	R$ 3,947
Norte Brasil Transmissora | Borrowings from Issuance of Debentures for Norte Brasil Transmissora project for Eletronorte
FINANCING AND LOANS
Company Stake	49.00%
Value of Financing	R$ 98,000
Outstanding Balance	146,705
Balance Guaranteed by Eletrobras	R$ 1,467
IE Madeira | Borrowings from BNDES bank for IE Madeira project for Chesf
FINANCING AND LOANS
Company Stake	24.50%
Value of Financing	R$ 455,504
Outstanding Balance	316,333
Balance Guaranteed by Eletrobras	R$ 3,163
IE Madeira | Borrowings from BNDES bank for IE Madeira project for Furnas
FINANCING AND LOANS
Company Stake	24.50%
Value of Financing	R$ 455,504
Outstanding Balance	316,333
Balance Guaranteed by Eletrobras	R$ 3,163
IE Madeira | Borrowings from Issuance of Debentures for IE Madeira project for Chesf
FINANCING AND LOANS
Company Stake	24.50%
Value of Financing	R$ 85,750
Outstanding Balance	122,793
Balance Guaranteed by Eletrobras	R$ 1,228
IE Madeira | Borrowings from Issuance of Debentures for IE Madeira project for Furnas
FINANCING AND LOANS
Company Stake	24.72%
Value of Financing	R$ 85,750
Outstanding Balance	122,793
Balance Guaranteed by Eletrobras	R$ 1,228
IE Madeira | Borrowings from BASA bank for IE Madeira project for Chesf
FINANCING AND LOANS
Company Stake	24.50%
Value of Financing	R$ 65,415
Outstanding Balance	75,010
Balance Guaranteed by Eletrobras	R$ 750
IE Madeira | Borrowings from BASA bank for IE Madeira project for Furnas
FINANCING AND LOANS
Company Stake	24.50%
Value of Financing	R$ 65,415
Outstanding Balance	75,010
Balance Guaranteed by Eletrobras	R$ 750
Empresa de Energia Sao Manoel S.A. | Borrowings from BNDES bank for Empresa de Energia Sao Manoel project for Furnas
FINANCING AND LOANS
Company Stake	33.33%
Value of Financing	R$ 437,996
Outstanding Balance	349,816
Balance Guaranteed by Eletrobras	R$ 3,498
Teles pires | Borrowings from BNDES bank for Teles Pires project for Eletrosul
FINANCING AND LOANS
Company Stake	24.50%
Value of Financing	R$ 296,940
Outstanding Balance	316,815
Balance Guaranteed by Eletrobras	R$ 3,168
Teles pires | Borrowings from BNDES bank for Teles Pires project for Furnas
FINANCING AND LOANS
Company Stake	24.72%
Value of Financing	R$ 296,940
Outstanding Balance	316,815
Balance Guaranteed by Eletrobras	R$ 3,168
Teles pires | Borrowings from BNDES/Banco do Brasil bank for Teles Pires project for Eletrosul one
FINANCING AND LOANS
Company Stake	24.50%
Value of Financing	R$ 294,000
Outstanding Balance	314,433
Balance Guaranteed by Eletrobras	R$ 3,144
Teles pires | Borrowings from BNDES/Banco do Brasil bank for Teles Pires project for Furnas
FINANCING AND LOANS
Company Stake	24.50%
Value of Financing	R$ 294,000
Outstanding Balance	314,433
Balance Guaranteed by Eletrobras	R$ 3,144
Teles pires | Borrowings from Issuance of Debentures for Teles Pires project for Eletrosul
FINANCING AND LOANS
Company Stake	24.72%
Value of Financing	R$ 160,680
Outstanding Balance	170,814
Balance Guaranteed by Eletrobras	R$ 1,708
Teles pires | Borrowings from Issuance of Debentures for Teles Pires project for Furnas
FINANCING AND LOANS
Company Stake	24.72%
Value of Financing	R$ 160,680
Outstanding Balance	170,814
Balance Guaranteed by Eletrobras	R$ 1,708
HPP Sinop | Borrowings from BNDES bank for HPP Sinop project for Eletronorte
FINANCING AND LOANS
Company Stake	24.50%
Value of Financing	R$ 256,270
Outstanding Balance	268,810
Balance Guaranteed by Eletrobras	R$ 2,688
HPP Sinop | Borrowings from BNDES bank for HPP Sinop project for Chesf
FINANCING AND LOANS
Company Stake	24.50%
Value of Financing	R$ 256,270
Outstanding Balance	268,810
Balance Guaranteed by Eletrobras	R$ 2,688
HPP Sinop | Borrowings from Issuance of Debentures for HPP Sinop project for Chesf
FINANCING AND LOANS
Company Stake	24.50%
Value of Financing	R$ 57,820
Outstanding Balance	59,215
Balance Guaranteed by Eletrobras	R$ 592
HPP Sinop | Borrowings from Issuance of Debentures for HPP Sinop project for Eletronorte
FINANCING AND LOANS
Company Stake	24.50%
Value of Financing	R$ 57,820
Outstanding Balance	59,215
Balance Guaranteed by Eletrobras	R$ 592
Transmissora Sul Litoranea De Energia | Borrowings from BNDES bank for Transmissora Sul Litoranea do Brasil project for Eletrosul
FINANCING AND LOANS
Company Stake	51.00%
Value of Financing	R$ 252,108
Outstanding Balance	211,329
Balance Guaranteed by Eletrobras	R$ 2,113
Transmissora Sul Litoranea De Energia | Borrowings from Issuance of Debentures for Transmissora Sul Litoranea de Energia project for Eletrosul
FINANCING AND LOANS
Company Stake	51.00%
Value of Financing	R$ 76,500
Outstanding Balance	77,975
Balance Guaranteed by Eletrobras	R$ 780
Santa Vitoria do Palmar Holding S.A. | Borrowings from BNDES bank for Santa Vitoria do Palmar Holding S.A. project for Eletrobras
FINANCING AND LOANS
Company Stake	61.75%
Value of Financing	R$ 249,458
Outstanding Balance	245,359
Balance Guaranteed by Eletrobras	R$ 2,454
Santa Vitoria do Palmar Holding S.A. | Borrowings from BRDE bank for Santa Vitoria do Palmar Holding S.A. project for Eletrobras
FINANCING AND LOANS
Company Stake	61.75%
Value of Financing	R$ 123,501
Outstanding Balance	122,620
Balance Guaranteed by Eletrobras	R$ 1,226
Santa Vitoria do Palmar Holding S.A. | Borrowings from Issuance of Debentures for Santa Vitoria do Palmar Holding S.A. project for Eletrobras
FINANCING AND LOANS
Company Stake	61.75%
Value of Financing	R$ 55,575
Outstanding Balance	62,064
Balance Guaranteed by Eletrobras	R$ 621
Manaus Transmissora | Borrowings from BNDES bank for Manaus Transmissora project for Eletrobras
FINANCING AND LOANS
Company Stake	49.50%
Value of Financing	R$ 198,495
Outstanding Balance	128,580
Balance Guaranteed by Eletrobras	R$ 1,286
Manaus Transmissora | Borrowings from BASA bank for Manaus Transmissora project for Eletrobras one
FINANCING AND LOANS
Company Stake	49.50%
Value of Financing	R$ 123,750
Outstanding Balance	139,249
Balance Guaranteed by Eletrobras	R$ 1,392
Manaus Transmissora | Borrowings from BASA bank for Manaus Transmissora project for Eletrobras two
FINANCING AND LOANS
Company Stake	49.50%
Value of Financing	R$ 74,250
Outstanding Balance	84,109
Balance Guaranteed by Eletrobras	R$ 841
IE Garanhuns S/A | Borrowings from BNDES bank for IE Garanhuns S/A project for Chesf
FINANCING AND LOANS
Company Stake	49.00%
Value of Financing	R$ 175,146
Outstanding Balance	123,653
Balance Guaranteed by Eletrobras	R$ 1,237
Eolica Hermenegildo II S/A | Borrowings from BNDES bank for Eolica Hermenegildo II S/A project for Eletrobras
FINANCING AND LOANS
Company Stake	99.99%
Value of Financing	R$ 109,579
Outstanding Balance	96,691
Balance Guaranteed by Eletrobras	R$ 967
Eolica Hermenegildo II S/A | Borrowings from BRDE Bank for Eolica Hermenegildo II S/A project for Eletrobras
FINANCING AND LOANS
Company Stake	99.99%
Value of Financing	R$ 47,770
Outstanding Balance	42,249
Balance Guaranteed by Eletrobras	R$ 422
Eolica Hermenegildo I S/A | Borrowings from BNDES bank for Eolica Hermenegildo I S/A project for Eletrobras
FINANCING AND LOANS
Company Stake	99.99%
Value of Financing	R$ 109,555
Outstanding Balance	96,656
Balance Guaranteed by Eletrobras	R$ 967
Eolica Hermenegildo I S/A | Borrowings from BRDE Bank for Eolica Hermenegildo I S/A project for Eletrobras
FINANCING AND LOANS
Company Stake	99.99%
Value of Financing	R$ 47,759
Outstanding Balance	42,234
Balance Guaranteed by Eletrobras	R$ 422
Eolica Hermenegildo III S/A | Borrowings from BNDES bank for Eolica Hermenegildo III S/A project for Eletrobras
FINANCING AND LOANS
Company Stake	99.99%
Value of Financing	R$ 93,358
Outstanding Balance	82,377
Balance Guaranteed by Eletrobras	R$ 824
Eolica Hermenegildo III S/A | Borrowings from BRDE Bank for Eolica Hermenegildo III S/A project for Eletrobras
FINANCING AND LOANS
Company Stake	99.99%
Value of Financing	R$ 40,699
Outstanding Balance	35,995
Balance Guaranteed by Eletrobras	R$ 360
Transmissora Sul Brasileira de Energia S.A. | Borrowings from Issuance of Debentures for Transmissora Sul Brasileira de Energia S.A. project for Eletrosul
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 77,550
Outstanding Balance	114,341
Balance Guaranteed by Eletrobras	R$ 1,143
Elica Serra das Vacas | Borrowings from BNDES bank for Eolica Serra das Vacas project for Eletrobras
FINANCING AND LOANS
Company Stake	49.00%
Value of Financing	R$ 132,009
Outstanding Balance	128,072
Balance Guaranteed by Eletrobras	R$ 1,281
Elica Serra das Vacas | Borrowings from Issuance of Debentures for Eolica Serra das Vacas project for Eletrobras
FINANCING AND LOANS
Company Stake	49.00%
Value of Financing	R$ 33,320
Outstanding Balance	34,668
Balance Guaranteed by Eletrobras	R$ 347
TDG | Borrowings from BNB for TDG For Chesf one
FINANCING AND LOANS
Company Stake	49.00%
Value of Financing	R$ 58,346
Outstanding Balance	52,388
Balance Guaranteed by Eletrobras	R$ 524
TDG | Borrowings from BNB for TDG for Chesf two
FINANCING AND LOANS
Company Stake	49.00%
Value of Financing	R$ 29,764
Outstanding Balance	25,231
Balance Guaranteed by Eletrobras	R$ 252
Transmissora Matogrossense Energia | Borrowings from BNDES bank for Transmissora Matogrossense Energia project for Eletronorte
FINANCING AND LOANS
Company Stake	49.00%
Value of Financing	R$ 42,777
Outstanding Balance	24,296
Balance Guaranteed by Eletrobras	R$ 243
Transmissora Matogrossense Energia | Borrowings from BASA bank for Transmissora Matogrossense Energia project for Eletronorte
FINANCING AND LOANS
Company Stake	49.00%
Value of Financing	R$ 39,200
Outstanding Balance	31,649
Balance Guaranteed by Eletrobras	R$ 316
Mangue Seco 2 | Borrowings from BNB bank for Mangue Seco 2 project for Eletrobras
FINANCING AND LOANS
Company Stake	49.00%
Value of Financing	R$ 40,951
Outstanding Balance	33,516
Balance Guaranteed by Eletrobras	R$ 335
Rouar | Borrowings from CAF bank for Rouar project for Eletrobras
FINANCING AND LOANS
Company Stake	50.00%
Value of Financing	R$ 37,841
Outstanding Balance	37,841
Balance Guaranteed by Eletrobras	R$ 378
Eolica Chui IX S/A | Borrowings from BNDES bank for Eolica Chui IX S/A project for Eletrobras
FINANCING AND LOANS
Company Stake	99.99%
Value of Financing	R$ 31,558
Outstanding Balance	27,846
Balance Guaranteed by Eletrobras	R$ 278
Eolica Chui IX S/A | Borrowings from BRDE bank for Eolica Chui IX S/A project for Eletrobras
FINANCING AND LOANS
Company Stake	99.99%
Value of Financing	R$ 13,757
Outstanding Balance	12,167
Balance Guaranteed by Eletrobras	R$ 122
Livramento Holding | Borrowings from BNDES bank for Livramento Holding project for Eletrosul
FINANCING AND LOANS
Company Stake	49.00%
Value of Financing	R$ 29,255
Outstanding Balance	19,251
Balance Guaranteed by Eletrobras	R$ 193
Centroeste de Minas | Borrowings from BNDES bank for Centroeste de Minas project for Eletrobras
FINANCING AND LOANS
Company Stake	49.00%
Value of Financing	R$ 13,827
Outstanding Balance	6,549
Balance Guaranteed by Eletrobras	R$ 65
Caldas Novas Transmissao | Borrowings from BNDES bank for Caldas Novas Transmissao project for Furnas one
FINANCING AND LOANS
Company Stake	49.90%
Value of Financing	R$ 5,536
Outstanding Balance	3,894
Balance Guaranteed by Eletrobras	R$ 39
Caldas Novas Transmissao | Borrowings from BNDES bank for Caldas Novas Transmissao project for Furnas two
FINANCING AND LOANS
Company Stake	49.90%
Value of Financing	R$ 2,536
Outstanding Balance	1,211
Balance Guaranteed by Eletrobras	R$ 12